Label	Element	Value
Edgar Lomax Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EDGAR LOMAX VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth while providing some income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 27, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.46%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Advisor uses a disciplined approach to select stocks for the Fund’s portfolio that it believes are undervalued and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.
The Fund invests primarily in large, well-recognized companies. Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s (“S&P”) 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants. The Fund may from time to time emphasize investments in certain sectors of the market. As of October 31, 2024, 44.9% of the Fund’s net assets were invested in the manufacturing sector.
The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.edgarlomax.com or toll-free at 1‑866‑205‑0524.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑205‑0524
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.edgarlomax.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time displayed in the bar chart, the Fund’s best quarter was the Q4 2020, up 15.72%, and its worst quarter was the Q1 2020, down -26.73%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Edgar Lomax Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Edgar Lomax Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

Edgar Lomax Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Edgar Lomax Value Fund | Sector Emphasis Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risks. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
		•Manufacturing Sector Risks. Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Edgar Lomax Value Fund | Sector Emphasis Risks, Manufacturing Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Manufacturing Sector Risks. Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Edgar Lomax Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objectives.
Edgar Lomax Value Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Style Risk. “Value” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Edgar Lomax Value Fund | S&P 500® Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, taxes, or expenses)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, taxes, or expenses)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Edgar Lomax Value Fund | S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, taxes, or expenses)
Label	rr_AverageAnnualReturnLabel	S&P 500® Value Index(reflects no deduction for fees, taxes, or expenses)
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	10.01%
Edgar Lomax Value Fund | Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index(reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	9.58%
Edgar Lomax Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LOMAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,198
Annual Return 2015	rr_AnnualReturn2015	(5.31%)
Annual Return 2016	rr_AnnualReturn2016	17.01%
Annual Return 2017	rr_AnnualReturn2017	19.48%
Annual Return 2018	rr_AnnualReturn2018	(3.30%)
Annual Return 2019	rr_AnnualReturn2019	23.27%
Annual Return 2020	rr_AnnualReturn2020	(5.75%)
Annual Return 2021	rr_AnnualReturn2021	25.74%
Annual Return 2022	rr_AnnualReturn2022	(0.55%)
Annual Return 2023	rr_AnnualReturn2023	5.17%
Annual Return 2024	rr_AnnualReturn2024	10.31%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.31%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Edgar Lomax Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Edgar Lomax Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	6.00%

[1]	The Edgar Lomax Company (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 27, 2026, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund’s performance versus the S&P 500® Value Index. If the Advisor waives management fees under this arrangement, it has also agreed to absorb all Fund expenses, other than management fees, AFFE, interest, taxes and extraordinary expenses. The voluntarily waived management fee is not subject to recoupment. The Advisor has agreed to continue this voluntary waiver arrangement through at least February 27, 2026. While this voluntary waiver arrangement may be discontinued at any time after February 27, 2026, the Advisor has no current intention of doing so. With the voluntary waiver arrangement, actual Total Annual Fund Operating Expenses were 0.50% for the fiscal year ended October 31, 2024. For more information, please see the “Management Fee and Voluntary Fee Waiver” section below.